CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash and cash equivalents	293,424,298	627,298,083	85,939,485
Other current assets	2,252,537,952	2,297,544,194	314,762,264
Total current assets	2,545,962,250	2,924,842,277	400,701,749
Finance lease receivables—non-current	36,426,617	9,309,227	1,275,359
Other non-current assets	727,442,480	402,034,978	55,078,566
Total non-current assets	763,869,097	411,344,205	56,353,925
Total assets	3,309,831,347	3,336,186,482	457,055,674
Short-term debts	39,071,500	—	—
Other current liabilities	415,702,064	139,141,931	19,062,366
Total current liabilities	454,773,564	139,141,931	19,062,366
Long-term debts	712,023	—	—
Other non-current liabilities	53,137,238	47,787,710	6,546,889
Total non-current liabilities	53,849,261	47,787,710	6,546,889
Total liabilities	508,622,825	186,929,641	25,609,255

Schedule of consolidated statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(599,053,407)	969,040,392	262,041,036	35,899,475
Net cash provided by (used in) investing activities	1,084,633,210	1,369,020,741	(1,858,078,689)	(254,555,737)
Net cash used in financing activities	(1,020,359,284)	(949,602,067)	(39,071,500)	(5,352,774)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	175,763	—	—	—

Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	681,383,135	618,245,357	84,699,267
Short-term investments, net	366,279,947	292,347,551	40,051,450
Short-term amounts due from subsidiaries (other than WFOE)	423,884,645	624,474,994	85,552,723
Other current assets	378,978	13,810,916	1,892,087
Total Current assets	1,471,926,705	1,548,878,818	212,195,527
Non-current assets
Mining machines, net	—	1,772,319,041	242,806,713
Investments in subsidiaries	50,291,278	(24,017,175)	(3,290,339)
Contractual interest in the VIEs and VIEs’ subsidiaries*	2,616,728,505	2,969,652,915	406,840,781
Total non-current assets	2,667,019,783	4,717,954,781	646,357,155
Total assets	4,138,946,488	6,266,833,599	858,552,682
LIABILITIES
Current liabilities
Short-term amounts due to VIEs and VIEs’ subsidiaries*	—	934,519,131	128,028,596
Other current liabilities	321,969,994	1,245,684,589	170,658,089
Total current liabilities	321,969,994	2,180,203,720	298,686,685
Other non-current liabilities	7	7	1
Total non-current liabilities	7	7	1
Total liabilities	321,970,001	2,180,203,727	298,686,686
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2023 and 2024, respectively; 229,831,213 shares issued and 144,857,131 shares outstanding as of December 31, 2023; 222,055,327 shares issued and 134,586,659 shares outstanding as of December 31, 2024)	154,483	149,310	20,455
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2023 and 2024, respectively; 72,978,677 shares issued and outstanding as of December 31, 2023; 72,978,677 shares issued and outstanding as of December 31, 2024)	49,777	49,777	6,819
Treasury shares	(773,130,748)	(756,517,941)	(103,642,533)
Additional paid-in capital	4,813,679,585	4,725,877,432	647,442,554
Accumulated other comprehensive income	111,849,166	152,882,024	20,944,751
Accumulated deficit	(335,625,776)	(35,810,730)	(4,906,050)
Total shareholders’ equity	3,816,976,487	4,086,629,872	559,865,996
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,138,946,488	6,266,833,599	858,552,682
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.

Schedule of condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenue	—	—	84,232,337	11,539,783
Cost of revenue	—	—	(83,826,913)	(11,484,240)
General and administrative expenses	(7,443,140)	(6,797,975)	(30,318,916)	(4,153,674)
Interest income	26,502,229	56,622,110	65,858,546	9,022,584
Foreign exchange gain/(loss)	(411,971)	(178,578)	704	96
Net investment loss	(14,671,470)	(49,125)	—	—
(Provision) net recovery on provision for credit loss	—	362,724	(215,350)	(29,503)
Share of loss from subsidiaries	(9,705,617)	(5,407,894)	(70,552,945)	(9,665,714)
Contractual interests in the VIEs and VIEs’ subsidiaries*	(1,131,232,451)	(87,530,375)	330,933,575	45,337,714
Other income	24,251,883	5,105,839	3,704,008	507,447
Other expense	(8,186)	—	-	-
Net income (loss) before income taxes	(1,112,718,723)	(37,873,274)	299,815,046	41,074,493
Income tax expense	1,510,840	—	—	—
Net income (loss)	(1,111,207,883)	(37,873,274)	299,815,046	41,074,493
Other comprehensive income, net of tax	253,877,012	45,489,264	41,032,858	5,621,478
Total comprehensive (loss) income, net of tax	(857,330,871)	7,615,990	340,847,904	46,695,971
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.

Schedule of consolidated statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net loss	(1,111,207,883)	(37,873,274)	299,815,046	41,074,493
Net investment loss	14,671,470	49,125	—	—
Provision (net recovery on provision) for credit losses	—	(362,724)	215,350	29,503
Share of loss of subsidiaries	9,705,617	5,407,894	70,552,945	9,665,714
Contractual interests in the VIEs and VIEs’ subsidiaries*	1,131,232,451	87,530,375	(330,933,575)	(45,337,714)
Changes in operating assets and liabilities	(182,850)	6,050,188	(11,966,117)	(1,639,352)
Net cash provided by operating activities	44,218,805	60,801,584	27,683,649	3,792,644
Net cash (used in) provided by investing activities	1,028,108,135	739,237,782	(918,412,337)	(125,821,974)
Net cash used in financing activities	(1,969,849,465)	(244,176,932)	840,472,743	115,144,294
Effect of exchange rate changes on cash and cash equivalents and restricted cash	125,457,077	39,697,653	(12,881,833)	(1,764,804)
Net increase (decrease) in cash and cash equivalents and restricted cash	(772,065,448)	595,560,087	(63,137,778)	(8,649,840)
Cash and cash equivalents and restricted cash at beginning of the year	857,888,496	85,823,048	681,383,135	93,349,107
Cash and cash equivalents and restricted cash at end of the year	85,823,048	681,383,135	618,245,357	84,699,267
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.